UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Jennison Small Company Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 9/30/2009

Date of reporting period: 3/31/2009

Item 1 – Reports to Stockholders

MARCH 31, 2009	SEMIANNUAL REPORT

Jennison Small Company Fund, Inc.

FUND TYPE

Small-capitalization stock

OBJECTIVE

Capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

May 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Small Company Fund, Inc.

Jennison Small Company Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Small Company Fund, Inc. is capital growth. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.30%; Class B, 2.00%; Class C, 2.00%; Class L, 1.50%; Class M, 2.00%; Class R, 1.75%; Class X, 2.00%; Class Z, 1.00%. Net operating expenses apply to: Class A, 1.30%; Class B, 2.00%; Class C, 2.00%; Class L, 1.50%; Class M, 2.00%; Class R, 1.50%; Class X, 2.00%; Class Z, 1.00%, after contractual reduction through 1/31/2010 for Class R.

Cumulative Total Returns as of 3/31/09
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–31.82%	–35.95%	–7.01%	43.54%	—
Class B	–32.35	–36.79	–11.08	32.24	—
Class C	–32.21	–36.56	–10.58	32.99	—
Class L	–32.11	–36.27	N/A	N/A	–37.61% (3/2/07)
Class M	–32.34	–36.70	N/A	N/A	–38.65 (3/2/07)
Class R	–31.84	–36.06	N/A	N/A	–1.70 (5/10/04)
Class X	–32.21	–36.47	N/A	N/A	–38.18 (3/2/07)
Class Z	–31.80	–35.86	–6.18	46.61	—
Russell 2500 Index[2]	–34.68	–38.23	–20.37	38.71	**
S&P SmallCap 600 Index[3]	–37.78	–38.06	–18.20	51.45	***
Lipper Average[4]	–35.27	–38.37	–22.72	54.72	****

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Average Annual Total Returns[5] as of 3/31/09
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–39.47%	–2.55%	3.10%	—
Class B	–39.60	–2.44	2.83	—
Class C	–37.12	–2.21	2.89	—
Class L	–39.94	N/A	N/A	–22.58% (3/2/07)
Class M	–40.08	N/A	N/A	–22.28 (3/2/07)
Class R	–36.06	N/A	N/A	–0.35 (5/10/04)
Class X	–39.86	N/A	N/A	–21.99 (3/2/07)
Class Z	–35.86	–1.27	3.90	—
Russell 2500 Index[2]	–38.23	–4.45	3.33	**
S&P 600 SmallCap Index[3]	–38.06	–3.94	4.24	***
Lipper Average[4]	–38.37	–5.25	3.92	****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, and 6%, respectively. Class R and Class Z shares are not subject to a sales charge. Class L shares are closed to most new purchases (with the exception of exchanges from the same class of shares offered by certain other JennisonDryden funds).

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns. The Since Inception returns for the Russell 2500 Index, S&P SmallCap 600 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index.

3The Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index) is an unmanaged, capital-weighted index of 600 smaller-company U.S. common stocks that cover all industry sectors.

4The Lipper Small-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Core Funds category for the periods noted. Funds in the Lipper Small-Cap Core Funds category invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up

Jennison Small Company Fund, Inc.	3

Your Fund’s Performance (continued)

to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Russell 2500 Index Closest Month-End to Inception cumulative total returns are –44.66% for Class L, M, and X; –16.35% for Class R. Russell 2500 Index Closest Month-End to Inception average annual total returns are –24.10% for Class L, M, and X; –3.57% for Class R.

***S&P SmallCap 600 Index Closest Month-End to Inception cumulative total returns are –43.70% for Class L, M, and X; –15.40% for Class R. S&P SmallCap 600 Index Closest Month-End to Inception average annual total returns are –24.10% for Class L, M, and X; –3.34% for Class R.

****Lipper Average Closest Month-End to Inception cumulative total returns are –45.42% for Class L, M, and X; –19.85% for Class R. Lipper Average Closest Month-End to Inception average annual total returns are –25.38% for Class L, M, and X; –4.61% for Class R.

Investors cannot invest directly in an index. The returns for the Russell 2500 Index and the S&P SmallCap 600 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/09
SBA Communications Corp. (Class A), Wireless Telecommunication Services	3.4%
Regal Entertainment Group (Class A), Media	2.9
United Natural Foods, Inc., Food & Staples Retailing	2.4
Dean Foods Co., Food Products	2.1
NTELOS Holdings Corp., Diversified Telecommunications Services	2.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/09
Health Care Providers & Services	9.6%
Semiconductors & Semiconductor Equipment	5.7
Wireless Telecommunications Services	5.3
Media	4.6
Food Products	4.5

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2008, at the beginning of the period, and held through the six-month period ended March 31, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may

Jennison Small Company Fund, Inc.	5

Fees and Expenses (continued)

not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Small Company Fund, Inc.		Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$681.80	1.30%	$5.45
	Hypothetical	$1,000.00	$1,018.45	1.30%	$6.54

Class B	Actual	$1,000.00	$676.50	2.00%	$8.36
	Hypothetical	$1,000.00	$1,014.96	2.00%	$10.05

Class C	Actual	$1,000.00	$677.90	2.00%	$8.37
	Hypothetical	$1,000.00	$1,014.96	2.00%	$10.05

Class L	Actual	$1,000.00	$678.90	1.50%	$6.28
	Hypothetical	$1,000.00	$1,017.45	1.50%	$7.54

Class M	Actual	$1,000.00	$676.60	2.00%	$8.36
	Hypothetical	$1,000.00	$1,014.96	2.00%	$10.05

Class R	Actual	$1,000.00	$681.60	1.50%	$6.29
	Hypothetical	$1,000.00	$1,017.45	1.50%	$7.54

Class X	Actual	$1,000.00	$677.90	2.00%	$8.37
	Hypothetical	$1,000.00	$1,014.96	2.00%	$10.05

Class Z	Actual	$1,000.00	$682.00	1.00%	$4.19
	Hypothetical	$1,000.00	$1,019.95	1.00%	$5.04

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2009, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of March 31, 2009 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.1%
COMMON STOCKS

Aerospace & Defense 1.0%
403,740	Moog, Inc. (Class A)(a)	$9,233,534

Air Freight & Logistics 1.0%
793,900	UTI Worldwide, Inc.	9,487,105

Capital Markets 1.0%
438,800	Eaton Vance Corp.(b)	10,026,580

Commercial Banks 0.7%
229,100	Prosperity Bancshares, Inc.	6,265,885

Commercial Services & Supplies 3.1%
145,900	Clean Harbors, Inc.(a)	7,003,200
738,300	Knoll, Inc.	4,525,779
529,300	Mobile Mini, Inc.(a)(b)	6,097,536
477,000	Waste Connections, Inc.(a)(b)	12,258,900

		29,885,415

Communications Equipment 3.6%
764,500	ADTRAN, Inc.	12,392,545
154,971	Blue Coat Systems, Inc.(a)	1,861,202
1,042,700	CommScope, Inc.(a)(b)	11,845,072
402,163	F5 Networks, Inc.(a)(b)	8,425,315

		34,524,134

Computers & Peripherals 0.1%
575,600	On Track Innovations Ltd.(a)	546,820

Construction & Engineering 2.1%
1,023,100	Chicago Bridge & Iron Co. N.V.	6,414,837
1,942,800	Great Lakes Dredge & Dock Corp.	5,847,828
202,200	URS Corp.(a)	8,170,902

		20,433,567

Consumer Finance 0.9%
228,900	Alliance Data Systems Corp.(a)(b)	8,457,855

Diversified Consumer Services 1.2%
671,818	School Specialty, Inc.(a)(b)	11,817,279

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	7

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Telecommunication Services 3.9%
79,074	Cogent Communications Group, Inc.(a)(b)	$569,333
483,650	Iowa Telecommunications Services, Inc.	5,542,629
1,060,000	NTELOS Holdings Corp.	19,228,400
1,402,700	tw telecom, inc.(a)(b)	12,273,625

		37,613,987

Electric Utilities 0.6%
442,000	El Paso Electric Co.(a)	6,227,780

Electronic Equipment & Instruments 1.2%
373,300	Anixter International, Inc.(a)(b)	11,826,144

Energy Equipment & Services 2.8%
149,500	Core Laboratories N.V.(b)	10,937,420
223,900	Oceaneering International, Inc.(a)(b)	8,255,193
464,200	Pride International, Inc.(a)	8,346,316

		27,538,929

Food & Staples Retailing 4.0%
421,100	Ruddick Corp.	9,453,695
1,212,700	United Natural Foods, Inc.(a)(b)	23,004,919
374,700	Whole Foods Market, Inc.(b)	6,294,960

		38,753,574

Food Products 4.5%
948,700	Cosan Ltd. (Class A)(a)(b)	2,324,315
1,131,100	Dean Foods Co.(a)(b)	20,450,288
292,500	Sanderson Farms, Inc.	10,983,375
340,000	TreeHouse Foods, Inc.(a)(b)	9,788,600

		43,546,578

Gas Utilities 0.5%
113,080	Northwest Natural Gas Co.	4,909,934

Health Care Equipment & Supplies 4.3%
306,000	Beckman Coulter, Inc.	15,609,060
216,800	Idexx Laboratories, Inc.(a)(b)	7,496,944
460,300	Immucor, Inc.(a)(b)	11,576,545
296,015	Integra LifeSciences Holdings Corp.(a)(b)	7,320,451

		42,003,000

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Health Care Providers & Services 9.6%
516,500	Air Methods Corp.(a)(b)	$8,734,015
265,080	AMERIGROUP Corp.(a)(b)	7,300,303
253,682	Bio-Reference Labs, Inc.(a)(b)	5,304,491
645,480	Centene Corp.(a)	11,631,550
237,900	Henry Schein, Inc.(a)(b)	9,518,379
514,000	MWI Veterinary Supply, Inc.(a)(b)	14,638,719
404,500	Patterson Cos., Inc.(a)(b)	7,628,870
1,121,956	PSS World Medical, Inc.(a)(b)	16,100,068
318,700	Universal Health Services, Inc. (Class B)	12,218,958

		93,075,353

Hotels, Restaurants & Leisure 2.8%
827,998	Cheesecake Factory, Inc. (The)(a)(b)	9,480,577
556,900	Jack in the Box, Inc.(a)	12,970,201
260,600	Red Robin Gourmet Burgers, Inc.(a)(b)	4,594,378

		27,045,156

Insurance 4.2%
453,200	Aspen Insurance Holdings Ltd.	10,178,872
553,500	Protective Life Corp.	2,905,875
181,600	RLI Corp.	9,116,320
592,700	StanCorp Financial Group, Inc.	13,501,706
195,400	Validus Holdings Ltd.(b)	4,627,072

		40,329,845

Internet Software & Services 4.2%
495,200	Digital River, Inc.(a)	14,766,864
800,100	GSI Commerce, Inc.(a)(b)	10,481,310
908,100	SAVVIS, Inc.(a)(b)	5,621,139
1,098,800	Switch & Data Facilities Co., Inc.(a)(b)	9,636,476

		40,505,789

IT Services 0.7%
344,600	Wright Express Corp.(a)	6,278,612

Life Sciences Tools & Services 1.2%
573,200	Kendle International, Inc.(a)(b)	12,014,272

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	9

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Machinery 3.6%
243,900	AGCO Corp.(a)(b)	$4,780,440
577,329	IDEX Corp.	12,626,186
567,600	Pentair, Inc.	12,299,892
341,512	RBC Bearings, Inc.(a)(b)	5,218,303

		34,924,821

Media 4.6%
579,500	John Wiley & Son, Inc. (Class A)	17,257,510
2,056,700	Regal Entertainment Group (Class A)(b)	27,580,347

		44,837,857

Metals & Mining 1.4%
229,600	Agnico-Eagle Mines Ltd.(b)	13,068,832

Oil, Gas & Consumable Fuels 4.2%
275,000	Bill Barrett Corp.(a)(b)	6,116,000
198,600	Cabot Oil And Gas Corp.	4,681,002
359,100	Concho Resources, Inc.(a)	9,189,369
757,100	Denbury Resources, Inc.(a)(b)	11,250,506
397,800	Encore Acquisition Co.(a)(b)	9,256,806

		40,493,683

Professional Services 2.8%
475,900	Administaff, Inc.	10,055,767
201,200	Huron Consulting Group, Inc.(a)	8,536,916
546,900	Resources Connection, Inc.(a)	8,247,252

		26,839,935

Real Estate Investments Trusts 3.1%
3,717,500	Chimera Investment Corp.	12,490,800
526,600	Cogdell Spencer, Inc.	2,685,660
1,730,800	MFA Financial, Inc.(b)	10,177,104
1,701,036	Sunstone Hotel Investors, Inc.(b)	4,473,725

		29,827,289

Road & Rail 1.3%
321,050	Knight Transportation, Inc.(b)	4,867,118
229,400	Landstar System, Inc.	7,678,018

		12,545,136

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 5.7%
630,500	ATMI, Inc.(a)	$9,728,615
1,159,500	Cavium Networks, Inc.(a)(b)	13,380,629
681,800	Intersil Corp. (Class A)	7,840,700
1,825,700	PMC-Sierra, Inc.(a)(b)	11,647,966
745,400	Power Integrations, Inc.	12,820,880

		55,418,790

Software 2.7%
901,199	Commvault Systems, Inc.(a)	9,886,153
354,200	Informatica Corp.(a)(b)	4,696,692
938,669	Quest Software, Inc.(a)	11,902,323

		26,485,168

Specialty Retail 0.6%
169,400	Ross Stores, Inc.	6,078,072

Textiles, Apparel & Luxury Goods 2.2%
439,400	Phillips-Van Heusen Corp.	9,965,592
471,500	Warnaco Group, Inc. (The)(a)(b)	11,316,000

		21,281,592

Thrifts & Mortgage Finance 0.4%
400,600	Astoria Financial Corp.	3,681,514

Water Utilites 1.0%
500,600	Aqua America, Inc.(b)	10,012,000

Wireless Telecommunication Services 5.3%
2,231,900	Centennial Communications Corp.(a)(b)	18,435,494
1,428,100	SBA Communications Corp. (Class A)(a)(b)	33,274,730

		51,710,224

	Total long-term investments (cost $1,267,435,627)	949,552,040

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	11

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 31.1%

Affiliated Money Market Mutual Fund
301,444,320	Dryden Core Investment Fund - Taxable Money Market Series (cost $301,444,320; includes $278,007,017 of cash collateral received for securities on loan)(c)(d)	$301,444,320

	Total Investments 129.2% (cost $1,568,879,947; Note 5)	1,250,996,360
	Liabilities in excess of other assets (29.2%)	(283,102,695)

	Net Assets 100.0%	$967,893,665

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $269,811,530; cash collateral of $278,007,017 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investment LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,250,996,360	$—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$1,250,996,360	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008 and March 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2009 was as follows:

Affiliated Money Market Mutual Fund (including 28.7% of collateral received for securities on loan)	31.1%
Health Care Providers & Services	9.6
Semiconductors & Semiconductor Equipment	5.7
Wireless Telecommunication Services	5.3
Media	4.6
Food Products	4.5
Health Care Equipment & Supplies	4.3
Insurance	4.2
Internet Software & Services	4.2
Oil, Gas & Consumable Fuels	4.2
Food & Staples Retailing	4.0
Diversified Telecommunication Services	3.9
Communications Equipment	3.6
Machinery	3.6
Commercial Services & Supplies	3.1
Real Estate Investments Trusts	3.1
Energy Equipment & Services	2.8
Hotels, Restaurants & Leisure	2.8
Professional Services	2.8
Software	2.7
Textiles, Apparel & Luxury Goods	2.2
Construction & Engineering	2.1
Metals & Mining	1.4
Road & Rail	1.3
Diversified Consumer Services	1.2
Electronic Equipment & Instruments	1.2
Life Sciences Tools & Services	1.2
Aerospace & Defense	1.0
Air Freight & Logistics	1.0
Capital Markets	1.0
Water Utilities	1.0
Consumer Finance	0.9
Commercial Banks	0.7
IT Services	0.7
Electric Utilities	0.6
Specialty Retail	0.6
Gas Utilities	0.5
Thrifts & Mortgage Finance	0.4
Computers & Peripherals	0.1

129.2
Liabilities in excess of other assets	(29.2)

100.0%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	13

Statement of Assets and Liabilities

as of March 31, 2009 (Unaudited)

Assets
Investments at value, including securities on loan of $269,811,530:
Unaffiliated investments (cost $1,267,435,627)	$949,552,040
Affiliated investments (cost $301,444,320)	301,444,320
Receivable for Fund shares sold	1,627,296
Receivable for investments sold	966,720
Dividends receivable	876,586
Prepaid expenses	18,771

Total assets	1,254,485,733

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	278,007,017
Payable for investments purchased	5,433,215
Payable for capital stock repurchased	1,191,565
Accrued expenses	829,464
Management fee payable	542,177
Payable to custodian	248,113
Distribution fee payable	181,884
Affiliated transfer agent fee payable	149,088
Deferred directors' fees	9,545

Total liabilities	286,592,068

Net Assets	$967,893,665

Net assets were comprised of:
Common stock, at par	$882,654
Paid-in capital in excess of par	1,607,224,596

1,608,107,250
Undistributed net investment income	157,481
Accumulated net realized loss on investments	(322,487,479)
Net unrealized depreciation on investments	(317,883,587)

Net assets, March 31, 2009	$967,893,665

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share ($473,928,564 ÷ 42,897,823 shares of common stock issued and outstanding)	$11.05
Maximum sales charge (5.50% of offering price)	.64

Maximum offering price to public	$11.69

Class B
Net asset value, offering price and redemption price per share ($20,738,994 ÷ 2,470,795 shares of common stock issued and outstanding)	$8.39

Class C
Net asset value, offering price and redemption price per share ($51,456,499 ÷ 6,093,970 shares of common stock issued and outstanding)	$8.44

Class L
Net asset value, offering price and redemption price per share ($4,180,931 ÷ 381,941 shares of common stock issued and outstanding)	$10.95
Maximum sales charge (5.75% of offering price)	.67

Maximum offering price to public	$11.62

Class M
Net asset value, offering price and redemption price per share ($3,183,249 ÷ 379,651 shares of common stock issued and outstanding)	$8.38

Class R
Net asset value, offering price and redemption price per share
($11,549,412 ÷ 1,050,700 shares of common stock issued and outstanding)	$10.99

Class X
Net asset value, offering price and redemption price per share ($1,985,411 ÷ 234,901 shares of common stock issued and outstanding)	$8.45

Class Z
Net asset value, offering price and redemption price per share ($400,870,605 ÷ 34,755,614 shares of common stock issued and outstanding)	$11.53

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	15

Statement of Operations

Six Months Ended March 31, 2009 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $15,189)	$8,454,755
Affiliated income from securities loaned, net	1,659,366
Affiliated dividend income	198,773

Total income	10,312,894

Expenses
Management fee	3,485,143
Distribution fee—Class A	745,786
Distribution fee—Class B	120,881
Distribution fee—Class C	278,213
Distribution fee—Class L	11,300
Distribution fee—Class M	20,025
Distribution fee—Class R	27,647
Distribution fee—Class X	11,084
Transfer agent's fee and expenses (including affiliated expense of $244,800)	1,177,000
Reports to shareholders	103,000
Custodian's fees and expenses	91,000
Registration fees	60,000
Directors' fees	25,000
Legal fees and expenses	16,000
Audit fee	10,000
Insurance	9,000
Interest expense (Note 7)	3,927
Miscellaneous	11,369

Total expenses	6,206,375

Net investment income	4,106,519

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on investment transactions	(309,920,535)
Net change in unrealized appreciation (depreciation) on investments	(172,089,199)

Net loss on investments	(482,009,734)

Net Decrease In Net Assets Resulting From Operations	$(477,903,215)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2009	Year Ended September 30, 2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,106,519	$1,837,598
Net realized gain (loss) on investments	(309,920,535)	98,824,140
Net change in unrealized appreciation (depreciation) on investments	(172,089,199)	(425,558,325)

Net decrease in net assets resulting from operations	(477,903,215)	(324,896,587)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(2,701,037)	(1,686,477)
Class L	(16,209)	—
Class R	(39,230)	—
Class Z	(2,992,273)	(2,935,739)

	(5,748,749)	(4,622,216)

Distributions from net realized gains
Class A	(39,890,161)	(35,161,445)
Class B	(2,601,759)	(2,923,026)
Class C	(5,805,383)	(5,838,017)
Class L	(363,231)	(378,706)
Class M	(430,804)	(787,526)
Class R	(879,091)	(521,377)
Class X	(228,184)	(261,521)
Class Z	(29,586,209)	(24,833,816)

	(79,784,822)	(70,705,434)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	160,697,311	433,625,749
Net asset value of shares issued in reinvestment of distributions	67,468,586	60,070,338
Cost of shares reacquired	(189,500,861)	(463,637,474)

Net increase in net assets from Fund share transactions	38,665,036	30,058,613

Total decrease	(524,771,750)	(370,165,624)

Net Assets:
Beginning of period	1,492,665,415	1,862,831,039

End of period(a)	$967,893,665	$1,492,665,415

(a) Includes undistributed net investment income of:	$157,481	$1,799,711

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	17

Notes to Financial Statements

(Unaudited)

Jennison Small Company Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The investment objective of the Fund is to achieve capital growth by investing in a carefully selected portfolio of common stocks. Investment income is of incidental importance, and the Fund may invest in securities which do not produce any income.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

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Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other

Jennison Small Company Fund, Inc.	19

Notes to Financial Statements

(Unaudited) continued

factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees; for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income semi-annually and distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid in capital when they arise.

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Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .70 of 1% of the average daily net assets of the Fund up to $1 billion and .65 of 1% of the average daily net assets of the Fund in excess of $1 billion. The effective management fee rate was ..70 of 1% for the six months ended March 31, 2009.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C, L, M, R, X and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, C, L, M, R, and X shares, pursuant to plans of distribution, (the “Distribution Plans”), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50 of 1%, 1%, .75 of 1% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. PIMS contractually agreed to limit such fees to .50 of 1% of Class R shares.

Jennison Small Company Fund, Inc.	21

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Fund that it received approximately $54,600 front-end sales charges resulting from sales of Class A shares, during the six months ended March 31, 2009. From these fees, PIMS paid such sales charges to affiliated broker/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended March 31, 2009, it received approximately $300, $36,300, $2,900, $4,100, and $2,100 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class M and Class X shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended March 31, 2009, the Fund incurred approximately $528,100, in total networking fees, of which approximately $36,100 and $51,300, respectively, was paid to Wachovia and First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months

22	Visit our website at www.jennisondryden.com

ended March 31, 2009, PIM has been compensated approximately $711,200 for these services.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 2009 were $308,606,338 and $336,451,526, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of March 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$1,582,554,750	$33,017,238	$(364,575,628)	$(331,558,390)

The difference between book basis and tax basis was primarily attributed to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward at September 30, 2008 of approximately $6,126,000 of which $4,721,000 expires in 2009, and $1,405,000 expires in 2010. The Fund utilized approximately $3,321,000 of capital loss carryforward to offset net taxable gains realized in the fiscal year ended September 30, 2008. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up

Jennison Small Company Fund, Inc.	23

Notes to Financial Statements

(Unaudited) continued

to 5.5% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class M and Class X shares are sold with a CDSC which declines from 6% to zero depending on the period of time the shares are held. Class C shares purchased are not subject to an initial sales charge and the CDSC for Class C shares will be 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class L shares are closed to most new purchases (with the exception of reinvested dividends). Class L and Class M shares are only exchangeable with Class L and Class M shares, respectively, offered by certain other Strategic Partners and JennisonDryden Funds. Class X shares are closed to new purchases. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1.25 billion shares of common stock authorized, $.01 par value per share, divided into eight classes, designated Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z common stock. Class A shares consist of 190 million authorized shares. Class B, Class C, Class L and Class M shares each consist of 180 million authorized shares. Class X consist of 170 million shares. Class R, and Class Z shares consist of 85 million shares. As of March 31, 2009, Prudential owned 151 Class R shares.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2009:
Shares sold	4,840,134	$55,515,033
Shares issued in reinvestment of dividends and distributions	3,757,589	38,176,721
Shares reacquired	(8,398,903)	(96,337,946)

Net increase (decrease) in shares outstanding before conversion	198,820	(2,646,192)
Shares issued upon conversion from Class B, M and X	367,821	4,005,222

Net increase (decrease) in shares outstanding	566,641	$1,359,030

Year ended September 30, 2008:
Shares sold	9,408,263	$194,357,337
Shares issued in reinvestment of dividends and distributions	1,602,990	33,149,751
Shares reacquired	(11,392,438)	(228,411,142)

Net increase (decrease) in shares outstanding before conversion	(381,185)	(904,054)
Shares issued upon conversion from Class B, M and X	845,472	16,994,415

Net increase (decrease) in shares outstanding	464,287	$16,090,361

Class B
Six months ended March 31, 2009:
Shares sold	124,421	$1,051,783
Shares issued in reinvestment of dividends and distributions	300,250	2,332,687
Shares reacquired	(431,965)	(3,831,639)

Net increase (decrease) in shares outstanding before conversion	(7,294)	(447,169)
Shares reacquired upon conversion into Class A	(353,160)	(2,875,828)

Net increase (decrease) in shares outstanding	(360,454)	$(3,322,997)

Year ended September 30, 2008:
Shares sold	138,594	$2,216,323
Shares issued in reinvestment of dividends and distributions	162,961	2,657,890
Shares reacquired	(560,282)	(8,851,321)

Net increase (decrease) in shares outstanding before conversion	(258,727)	(3,977,108)
Shares reacquired upon conversion into Class A	(561,698)	(8,712,175)

Net increase (decrease) in shares outstanding	(820,425)	$(12,689,283)

Class C
Six months ended March 31, 2009:
Shares sold	535,344	$4,505,039
Shares issued in reinvestment of dividends and distributions	517,637	4,032,393
Shares reacquired	(1,312,400)	(11,631,535)

Net increase (decrease) in shares outstanding	(259,419)	$(3,094,103)

Year ended September 30, 2008:
Shares sold	424,633	$6,851,673
Shares issued in reinvestment of dividends and distributions	240,447	3,921,679
Shares reacquired	(1,634,460)	(25,712,643)

Net increase (decrease) in shares outstanding	(969,380)	$(14,939,291)

Jennison Small Company Fund, Inc.	25

Notes to Financial Statements

(Unaudited) continued

Class L	Shares	Amount
Six months ended March 31, 2009:
Shares sold	1,782	$21,538
Shares issued in reinvestment of dividends and distributions	37,063	373,591
Shares reacquired	(64,277)	(776,178)

Net increase (decrease) in shares outstanding	(25,432)	$(381,049)

Year ended September 30, 2008:
Shares sold	2,897	$62,041
Shares issued in reinvestment of dividends and distributions	17,974	369,992
Shares reacquired	(95,413)	(1,917,467)

Net increase (decrease) in shares outstanding	(74,542)	$(1,485,434)

Class M
Six months ended March 31, 2009:
Shares sold	7,178	$68,776
Shares issued in reinvestment of dividends and distributions	51,968	404,312
Shares reacquired	(65,338)	(579,032)

Net increase (decrease) in shares outstanding before conversion	(6,192)	(105,944)
Shares reacquired upon conversion into Class A	(108,055)	(948,862)

Net increase (decrease) in shares outstanding	(114,247)	$(1,054,806)

Year ended September 30, 2008:
Shares sold	12,617	$206,917
Shares issued in reinvestment of dividends and distributions	45,153	735,087
Shares reacquired	(201,730)	(3,241,473)

Net increase (decrease) in shares outstanding before conversion	(143,960)	(2,299,469)
Shares reacquired upon conversion into Class A	(504,614)	(8,148,875)

Net increase (decrease) in shares outstanding	(648,574)	$(10,448,344)

Class R
Six months ended March 31, 2009:
Shares sold	315,070	$3,591,007
Shares issued in reinvestment of dividends and distributions	62,875	635,665
Shares reacquired	(170,245)	(1,901,450)

Net increase (decrease) in shares outstanding	207,700	$2,325,222

Year ended September 30, 2008:
Shares sold	460,485	$9,361,478
Shares issued in reinvestment of dividends and distributions	17,104	352,009
Shares reacquired	(202,613)	(4,030,947)

Net increase (decrease) in shares outstanding	274,976	$5,682,540

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Class X	Shares	Amount
Six months ended March 31, 2009:
Shares sold	6,974	$62,442
Shares issued in reinvestment of dividends and distributions	28,964	226,498
Shares reacquired	(33,387)	(285,915)

Net increase (decrease) in shares outstanding before conversion	2,551	3,025
Shares reacquired upon conversion into Class A	(20,217)	(180,532)

Net increase (decrease) in shares outstanding	(17,666)	$(177,507)

Year ended September 30, 2008:
Shares sold	887	$14,394
Shares issued in reinvestment of dividends and distributions	15,937	259,936
Shares reacquired	(89,522)	(1,418,166)

Net increase (decrease) in shares outstanding before conversion	(72,698)	(1,143,836)
Shares reacquired upon conversion into Class A	(8,676)	(133,365)

Net increase (decrease) in shares outstanding	(81,374)	$(1,277,201)

Class Z
Six months ended March 31, 2009:
Shares sold	8,043,235	$95,881,693
Shares issued in reinvestment of dividends and distributions	2,008,181	21,286,719
Shares reacquired	(6,186,111)	(74,157,166)

Net increase (decrease) in shares outstanding	3,865,305	$43,011,246

Year Ended September 30, 2008:
Shares sold	10,291,747	$220,555,586
Shares issued in reinvestment of dividends and distributions	866,232	18,623,994
Shares reacquired	(9,063,531)	(190,054,315)

Net increase (decrease) in shares outstanding	2,094,448	$49,125,265

Note 7. Borrowings and Overdrafts

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .13 of 1% of the unused portion of the SCA. The expiration date of the SCA is October 23, 2009. For the period from October 26, 2007 through October 23, 2008, the Funds paid a commitment fee of .06 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not utilize the line of credit during the six months ended March 31, 2009.

Jennison Small Company Fund, Inc.	27

Notes to Financial Statements

(Unaudited) continued

During the six months ended March 31, 2009, the Fund paid interest to the custodian for temporary overdrawn balances. The average outstanding balance was $499,040 for 170 days at a weighted average interest rate of 2.71%

Note 8. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In April 2009, the FASB issued FASB Staff Position 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”) and is effective for interim and annual periods ending after June 15, 2009. FSP 157-4 provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The FSP also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. FSP 157-4 requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures

28	Visit our website at www.jennisondryden.com

Financial Highlights

(Unaudited)

MARCH 31, 2009	SEMIANNUAL REPORT

Jennison Small Company Fund, Inc.

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.87

Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	(5.81)

Total from investment operations	(5.77)

Less Dividends and Distributions:
Dividends from net investment income	(.07)
Distributions from net realized gains	(.98)

Total dividends and distributions	(1.05)

Net asset value, end of period	$11.05

Total Return(b):	(31.82)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$473,929
Average net assets (000)	$498,625
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.30	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.00	%(d)
Net investment income (loss)	.78	%(d)
For Class A, B, C, L, M, R, X and Z shares:
Portfolio turnover rate	30	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class A
Year Ended September 30,
2008(a)	2007(a)	2006(a)	2005	2004(a)

$22.50	$19.73	$20.48	$18.71	$15.72

.02	.07	(.04)	(.02)	(.10)
(3.80)	3.79	2.01	4.19	3.09

(3.78)	3.86	1.97	4.17	2.99

(.04)	—	—	—	—
(.81)	(1.09)	(2.72)	(2.40)	—

(.85)	(1.09)	(2.72)	(2.40)	—

$17.87	$22.50	$19.73	$20.48	$18.71

(17.31)%	20.16%	10.46%	24.46%	19.02%

$756,432	$941,912	$604,534	$416,456	$314,904
$879,220	$797,330	$518,412	$358,647	$308,040

1.18%	1.12%	1.17%	1.23%	1.23%
.90%	.87%	.92%	.98%	.98%
.08%	.32%	(.20)%	(.10)%	(.53)%

70%	51%	66%	78%	71%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	31

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended March 31, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.96

Income (loss) from investment operations:
Net investment income (loss)	—	(d)
Net realized and unrealized gain (loss) on investment transactions	(4.59)

Total from investment operations	(4.59)

Less Distributions:
Distributions from net realized gains	(.98)

Net asset value, end of period	$8.39

Total Return(b):	(32.35)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20,739
Average net assets (000)	$24,246
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.00	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.00	%(e)
Net investment income (loss)	.07	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Less than $0.005 per share.
(e)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class B
Year Ended September 30,
2008(a)	2007(a)	2006(a)	2005	2004(a)

$17.92	$16.04	$17.25	$16.21	$13.72

(.10)	(.08)	(.15)	(.17)	(.20)
(3.05)	3.05	1.66	3.61	2.69

(3.15)	2.97	1.51	3.44	2.49

(.81)	(1.09)	(2.72)	(2.40)	—

$13.96	$17.92	$16.04	$17.25	$16.21

(18.22)%	19.28%	9.65%	23.57%	18.15%

$39,525	$65,430	$58,254	$68,701	$93,190
$52,933	$65,520	$64,596	$80,151	$107,565

1.90%	1.87%	1.92%	1.98%	1.98%
.90%	.87%	.92%	.98%	.98%
(.65)%	(.44)%	(.97)%	(.83)%	(1.30)%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	33

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended March 31, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.01

Income (loss) from investment operations:
Net investment income (loss)	—	(d)
Net realized and unrealized gain (loss) on investment transactions	(4.59)

Total from investment operations	(4.59)

Less Distributions:
Distributions from net realized gains	(.98)

Net asset value, end of period	$8.44

Total Return(b):	(32.21)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$51,456
Average net assets (000)	$55,803
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.00	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.00	%(e)
Net investment income (loss)	.07	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Less than $0.005 per share.
(e)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class C
Year Ended September 30,
2008(a)	2007(a)	2006(a)	2005	2004(a)

$17.92	$16.03	$17.25	$16.21	$13.72

(.10)	(.07)	(.14)	(.17)	(.20)
(3.00)	3.05	1.64	3.61	2.69

(3.10)	2.98	1.50	3.44	2.49

(.81)	(1.09)	(2.72)	(2.40)	—

$14.01	$17.92	$16.03	$17.25	$16.21

(17.92)%	19.28%	9.65%	23.57%	18.15%

$88,990	$131,201	$69,557	$21,692	$17,330
$110,816	$111,147	$42,326	$18,627	$18,052

1.90%	1.87%	1.92%	1.98%	1.98%
.90%	.87%	.92%	.98%	.98%
(.65)%	(.40)%	(.86)%	(.99)%	(1.29)%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	35

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended March 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.76

Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	(5.82)

Total from investment operations	(5.79)

Less Dividends and Distributions:
Dividends from net investment income	(.04)
Distributions from net realized gains	(.98)

Total dividends and distributions	(1.02)

Net asset value, end of period	$10.95

Total Return(c):	(32.11)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,181
Average net assets (000)	$4,533
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.50	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.00	%(e)
Net investment income (loss)	.57	%(e)

(a)	Inception date of Class L shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class L
Year Ended September 30, 2008(b)	March 2, 2007(a) through September 30, 2007(b)

$22.37	$20.09

(.03)	.05
(3.77)	2.23

(3.80)	2.28

—	—
(.81)	—

(.81)	—

$17.76	$22.37

(17.48)%	11.35%

$7,234	$10,783
$9,085	$11,345

1.40%	1.37	%(e)
.90%	.87	%(e)
(.15)%	.37	%(e)

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	37

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended March 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.94

Income (loss) from investment operations:
Net investment income (loss)	—	(e)
Net realized and unrealized gain (loss) on investment transactions	(4.58)

Total from investment operations	(4.58)

Less Distributions:
Distributions from net realized gains	(.98)

Net asset value, end of period	$8.38

Total Return(c):	(32.34)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,183
Average net assets (000)	$4,017
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.00	%(f)
Expenses, excluding distribution and service (12b-1) fees	1.00	%(f)
Net investment income (loss)	.09	%(f)

(a)	Inception date of Class M shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Less than $0.005 per share.
(f)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class M
Year Ended September 30, 2008(b)	March 2, 2007(a) through September 30, 2007(b)

$17.91	$16.14

(.11)	(.01)
(3.05)	1.78

(3.16)	1.77

(.81)	—

$13.94	$17.91

(18.28)%	10.97%

$6,882	$20,457
$11,781	$24,257

1.90%	1.87	%(f)
.90%	.87	%(f)
(.68)%	(.12	)%(f)

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	39

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended March 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.75

Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	(5.77)

Total from investment operations	(5.74)

Less Dividends and Distributions:
Dividends from net investment income	(.04)
Distributions from net realized gains	(.98)

Total dividends and distributions	(1.02)

Net asset value, end of period	$10.99

Total Return(c):	(31.84)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$11,549
Average net assets (000)	$11,091
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(e)	1.50	%(g)
Expenses, excluding distribution and service (12b-1) fees	1.00	%(g)
Net investment income (loss)	.57	%(g)

(a)	Inception date of Class R shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(d)	Amount is actual and not rounded.
(e)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average net assets of the Class R shares.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.
(g)	Annualized.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Class R
Year Ended September 30,				May 10, 2004(a) through September 30, 2004(b)
2008(b)	2007(b)	2006(b)	2005

$22.36	$19.67	$20.47	$18.72	$17.58

(.03)	.02	(.07)	(.02)	(.07)
(3.77)	3.76	1.99	4.17	1.21

(3.80)	3.78	1.92	4.15	1.14

—	—	—	—	—
(.81)	(1.09)	(2.72)	(2.40)	—

(.81)	(1.09)	(2.72)	(2.40)	—

$17.75	$22.36	$19.67	$20.47	$18.72

(17.48)%	19.80%	10.25%	24.27%	6.48%

$14,967	$12,701	$2,121	$35	$2,590	(d)
$15,274	$6,377	$677	$12	$647	(d)

1.40%	1.37%	1.42%	1.48%	1.48	%(g)
.90%	.87%	.92%	.98%	.98	%(g)
(.13)%	.12%	(.34)%	(.36)%	(.49	)%(g)

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	41

Financial Highlights

(Unaudited) continued

	Class X
	Year Ended September 30, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.02

Income (loss) from investment operations:
Net investment income (loss)	—	(e)
Net realized and unrealized gain (loss) on investment transactions	(4.59)

Total from investment operations	(4.59)

Less Distributions:
Distributions from net realized gains	(.98)

Net asset value, end of period	$8.45

Total Return(c):	(32.21)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,985
Average net assets (000)	$2,223
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.00	%(f)
Expenses, excluding distribution and service (12b-1) fees	1.00	%(f)
Net investment income (loss)	.07	%(f)

(a)	Inception date of Class X shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Less than $0.005 per share.
(f)	Annualized.

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Class X
Year Ended September 30, 2008(b)	March 2, 2007(a) through September 30, 2007(b)

$17.92	$16.14

(.07)	(.01)
(3.02)	1.79

(3.09)	1.78

(.81)	—

$14.02	$17.92

(17.87)%	11.03%

$3,540	$5,984
$4,796	$6,266

1.68%	1.87	%(f)
.90%	.87	%(f)
(.44)%	(.14	)%(f)

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	43

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended March 31, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$18.62

Income (loss) from investment operations:
Net investment income (loss)	.06
Net realized and unrealized gain (loss) on investment transactions	(6.07)

Total from investment operations	(6.01)

Less Dividends and Distributions:
Dividends from net investment income	(.10)
Distributions from net realized gains	(.98)

Total dividends and distributions	(1.08)

Net asset value, end of period	$11.53

Total Return(b):	(31.80)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$400,871
Average net assets (000)	$398,095
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.00	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.00	%(d)
Net investment income (loss)	1.06	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

Class Z
Year Ended September 30,
2008(a)	2007(a)	2006(a)	2005	2004(a)

$23.42	$20.49	$21.13	$19.18	$16.07

.08	.14	.02	.04	(.05)
(3.97)	3.88	2.06	4.31	3.16

(3.89)	4.02	2.08	4.35	3.11

(.10)	—	—	—	—
(.81)	(1.09)	(2.72)	(2.40)	—

(.91)	(1.09)	(2.72)	(2.40)	—

$18.62	$23.42	$20.49	$21.13	$19.18

(17.14)%	20.20%	10.80%	24.72%	19.35%

$575,095	$674,364	$189,508	$40,126	$55,246
$659,205	$460,435	$97,368	$46,314	$66,315

.90%	.87%	.92%	.98%	.98%
.90%	.87%	.92%	.98%	.98%
.36%	.62%	.09%	.15%	(.29)%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	45

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Small Company Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Small Company Fund, Inc.
Share Class	A	B	C	L	M	R	X	Z
NASDAQ	PGOAX	CHNDX	PSCCX	JSCCL	JSCCM	PSCRX	JSCCX	PSCZX
CUSIP	47629P106	47629P205	47629P304	47629P601	47629P700	47629P502	47629P809	47629P403

MF109E2    IFS-A164366    Ed. 05/2009

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 28, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 28, 2009

*	Print the name and title of each signing officer under his or her signature.